Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Note 12 - Share-Based Compensation
At December 31, 2018, three share-based compensation plans existed at Southwest: an omnibus incentive plan, a management incentive plan, and a restricted stock/unit plan. All previous grants under the stock option plan expired in 2016. The table below shows total share-based plan compensation expense which was recognized in the Consolidated Statements of Income (in thousands):

	2018	2017	2016
Share-based compensation plan expense, net of related tax benefits	$4,644	$6,751	$7,185
Share-based compensation plan related tax benefits	1,467	4,137	4,404

Under the option plan, options to purchase shares of common stock at a stated exercise price were previously granted to key employees and outside directors. The last option grants were in 2006 and no future grants are currently anticipated. Each option had an exercise price equal to the market price of the Company’s common stock on the date of grant and a maximum term of ten years. The final options were exercised in 2016.
The following tables summarize the stock option plan activity and related information (thousands of options):

	2018		2017		2016
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	—	N/A	—	N/A	17	$31.64
Exercised during the year	—	—	—	—	(17)	31.64
Forfeited or expired during the year	—	—	—	—	—	—
Outstanding and exercisable at year end	—	N/A	—	N/A	—	N/A

The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2018	2017	2016
Outstanding and exercisable	$—	$—	$—
Exercised	—	—	554

	December 31, 2018	December 31, 2017	December 31, 2016
Market value of Company stock	$76.50	$80.48	$76.62

In 2017, the Board of Directors of the Company and shareholders approved the omnibus incentive plan. The purpose of the omnibus incentive plan is to promote the long-term growth and profitability of the Company by providing directors, employees, and certain other individuals with incentives to increase shareholder value and otherwise contribute to the success of the Company. In addition, the plan will enable the Company to attract, retain, and reward the best available persons for positions of responsibility. The omnibus incentive plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, and other equity-based and cash awards. Employees, directors, and consultants who provide services to the Company or any subsidiary may be eligible under this plan.
Under the management incentive plan, awards were historically granted to encourage key employees of Southwest to remain as employees and to achieve short-term and long-term performance goals. Plan participants were eligible to receive a cash bonus (i.e., short-term incentive) and shares (i.e., long-term incentive). The shares granted vest three years after grant and are then issued as common stock. No new share grants will be made under the management incentive plan as all future incentive share compensation will be granted under the omnibus incentive plan.
Restricted stock/units under the restricted stock/unit plan were issued to attract, motivate, retain, and reward key employees of Southwest with an incentive to attain high levels of individual performance and improved financial performance. The restricted stock/units vest 40% at the end of year one and 30% at the end of years two and three and are issued annually as common stock in accordance with the percentage vested. The restricted stock/unit plan was also established to attract, motivate, and retain experienced and knowledgeable independent directors. Vesting for grants of restricted stock/units to directors occurred immediately upon grant. The issuance of common stock for directors currently occurs when their service on the Board ends. No new grants will be made under the legacy restricted stock/unit plan as all future incentive compensation, including restricted stock, will be granted under programs of the omnibus incentive plan. For grants under the omnibus incentive plan, directors continue to immediately vest in the shares upon grant but are provided the option to defer receipt of equity compensation until they leave the Board of Directors. With regard to management, grants of time-lapse restricted stock vest based on the same percentages indicated above under the legacy program.
Performance-based incentive opportunities under the omnibus plan were granted to all officers of Southwest in the form of performance shares and will be based on, depending on the officer, consolidated earnings per share, utility net income, and utility return on equity, with an adjustment based on relative total shareholder return, in each case, measured over a three-year performance period from January 1, 2018 to December 31, 2020 for the performance shares granted in 2018, and from January 1, 2017 to December 31, 2019 for the performance shares granted in 2017. Southwest recorded $2.1 million and $1.2 million of estimated compensation expense associated with these shares during 2018 and 2017, respectively.
The following table summarizes the activity of the management incentive plan shares and restricted stock/units as of December 31, 2018 (thousands of shares):

	Management Incentive Plan Shares	Weighted- average grant date fair value	Restricted Stock/ Units (1)	Weighted- average grant date fair value
Nonvested/unissued at December 31, 2017	127	$63.98	305	$57.41
Granted	—		77	69.16
Dividends	2		7
Forfeited or expired	(1)	66.86	(1)	72.39
Vested and issued (2)	(63)	59.41	(65)	71.00
Nonvested/unissued at December 31, 2018	65	$66.51	323	$56.16

(1)	The number of securities granted includes 34,000 performance shares, which was derived by assuming that target performance will be achieved during the relevant performance period.

(2)	Includes shares for retiree payouts and those converted for taxes.
The weighted average grant date fair value of management incentive plan shares granted in 2017 and 2016 was $85.44 and $59.05, respectively. The weighted average grant date fair value of restricted stock/units granted in 2017 and 2016 was $85.39 and $60.39, respectively.
As of December 31, 2018, total compensation cost related to nonvested management incentive plan shares and restricted stock/units not yet recognized is $4.0 million, which is expected to be recognized over a weighted average period of 1.5 years.